Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of income before income taxes
Loss from non-China operations	$ (148,862)	$ (145,244)	$ (422,860)
Income from China operations	569,517	648,026	550,946
Income before income tax expenses	420,655	502,782	128,086
Total income tax expenses	$ 110,550	$ 145,287	$ 30,277
Effective tax rate	26.30%	28.90%	23.60%
Non-China
Components of income before income taxes
Total income tax expenses	$ 22,671	$ 45,441	$ (14,176)
China
Components of income before income taxes
Total income tax expenses	$ 87,879	$ 99,846	$ 44,453
Effective tax rate	15.40%	15.40%	8.10%